SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Supplemental Consolidated Balance Sheets Information
	Warranty provision	Provision for doubtful Accounts

Balance, as of December 31, 2015	$324	$331
Additions	216	112
Deductions	(202)	(141)

Balance, as of December 31, 2016	338	302
Additions	154	361
Deductions	(186)	(40)

Balance, as of December 31, 2017	306	623
Additions	214	135
Deductions	(235)	(482)

Balance, as of December 31, 2018	$285	$276